SEGMENT REPORTING (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($) segment	Mar. 31, 2022 segment	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [abstract]
Number of operating segment | segment	3	2		3
Disclosure of operating segments [line items]
Net premiums	$ 1,423		$ 50	$ 1,737	$ 52
Segment revenues	1,284		89	1,583	28
Proportionate share of equity accounted investment adjusted earnings	72		0	86	0
Changes in deferred acquisition costs	52		0	76	0
Interest expense	(34)		0	(43)	0
Income tax expenses	(6)		(1)	(11)	(2)
Depreciation expense				(3)	0
Income tax expense	(6)		(1)	(11)	(2)
Proportionate share of equity accounted investment adjusted earnings	(72)		0	(86)	0
Add: Income from equity accounted investments				86	0
Net income	1		2	129	5
Ceded premiums	81		0	82	0
Assets	41,019			41,019		$ 11,493
Liabilities	39,711			39,711		10,058
Equity	1,308		1,252	1,308	1,252	1,435	$ 83
Material reconciling items [member]
Disclosure of operating segments [line items]
Proportionate share of equity accounted investment adjusted earnings	15			31
Income tax expenses	(7)		0	(12)	0
Corporate expenses	(9)			(13)
Interest expense on junior preferred shares	(11)			(11)
Depreciation expense	(3)			(3)
Income tax expense	(7)		0	(12)	0
Other mark-to-market on investments and derivatives	(20)		3	90	7
Other corporate activities	(38)			11
Transaction costs	0			24	1
Proportionate share of equity accounted investment adjusted earnings	(15)			(31)
Add: Income from equity accounted investments	49			62
Total
Disclosure of operating segments [line items]
Net premiums	1,454		50	1,768	52
Other net investment income, including funds withheld	174		9	245	20
Segment revenues	1,628		59	2,013	72
Proportionate share of equity accounted investment adjusted earnings	15			31
Benefits paid on insurance contracts, net	(284)		(15)	(418)	(26)
Changes in insurance reserves, net	(1,203)		(39)	(1,448)	(40)
Changes in deferred acquisition costs	52			76
Interest credited to other policyholder account balances	(5)			(5)
Other reinsurance expenses	(90)		0	(117)	0
Operating expenses excluding transactions costs	(49)		(6)	(57)	(9)
Interest expense	(10)			(16)
Income tax expenses	1			1
Segment DOE	55		(1)	60	(3)
Income tax expense	1			1
Proportionate share of equity accounted investment adjusted earnings	(15)			(31)
Assets	41,019			41,019		11,493
Liabilities	39,711			39,711		10,058
Equity	1,308			1,308		1,435
Reinsurance
Disclosure of operating segments [line items]
Net premiums	221		0	426	0
Other net investment income, including funds withheld	49		0	86	0
Segment revenues	270		0	512	0
Proportionate share of equity accounted investment adjusted earnings	15			31
Benefits paid on insurance contracts, net	(69)		0	(173)	0
Changes in insurance reserves, net	(210)		0	(346)	0
Changes in deferred acquisition costs	35			59
Interest credited to other policyholder account balances	0			0
Other reinsurance expenses	(28)		0	(55)	0
Operating expenses excluding transactions costs	(2)		0	(7)	0
Interest expense	(5)			(11)
Income tax expenses	0			0
Segment DOE	6		0	10	0
Income tax expense	0			0
Proportionate share of equity accounted investment adjusted earnings	(15)			(31)
Assets	7,782			7,782		7,921
Liabilities	6,806			6,806		6,803
Equity	976			976		1,118
Pension Risk Transfer
Disclosure of operating segments [line items]
Net premiums	1,010		50	1,119	52
Other net investment income, including funds withheld	24		9	58	20
Segment revenues	1,034		59	1,177	72
Proportionate share of equity accounted investment adjusted earnings	0			0
Benefits paid on insurance contracts, net	(34)		(15)	(64)	(26)
Changes in insurance reserves, net	(992)		(39)	(1,101)	(40)
Changes in deferred acquisition costs	0			0
Interest credited to other policyholder account balances	0			0
Other reinsurance expenses	0		0	0	0
Operating expenses excluding transactions costs	(3)		(6)	(6)	(9)
Interest expense	0			0
Income tax expenses	0			0
Segment DOE	5		(1)	6	(3)
Income tax expense	0			0
Proportionate share of equity accounted investment adjusted earnings	0			0
Ceded premiums	1			1
Assets	3,119			3,119		2,473
Liabilities	2,828			2,828		2,269
Equity	291			291		204
Direct Insurance
Disclosure of operating segments [line items]
Net premiums	223		0	223	0
Other net investment income, including funds withheld	101		0	101	0
Segment revenues	324		0	324	0
Proportionate share of equity accounted investment adjusted earnings	0			0
Benefits paid on insurance contracts, net	(181)		0	(181)	0
Changes in insurance reserves, net	(1)		0	(1)	0
Changes in deferred acquisition costs	17			17
Interest credited to other policyholder account balances	(5)			(5)
Other reinsurance expenses	(62)		0	(62)	0
Operating expenses excluding transactions costs	(44)		0	(44)	0
Interest expense	(5)			(5)
Income tax expenses	1			1
Segment DOE	44		$ 0	44	$ 0
Income tax expense	1			1
Proportionate share of equity accounted investment adjusted earnings	0			0
Ceded premiums	81			81
Assets	28,912			28,912		0
Liabilities	25,359			25,359		0
Equity	3,553			3,553		0
Other
Disclosure of operating segments [line items]
Assets	1,206			1,206		1,099
Liabilities	4,718			4,718		986
Equity	$ (3,512)			$ (3,512)		$ 113